Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Before tax
Equity instruments at fair value through other comprehensive income	€ (17)	€ 60
Cash flow hedges	(166)	147
Remeasurement of defined benefit pension plans	219	271		€ (750)
Currency retranslation gains/(losses)	(2,312)	1,136
Other comprehensive income	(2,276)	1,614
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income	3	0
Cash flow hedges	55	(25)
Remeasurement of defined benefit pension plans	(82)	(45)
Currency retranslation gains/(losses)	73	(23)
Other comprehensive income	49	(93)
After tax
Equity instruments at fair value through other comprehensive income	(14)	60	[1]	(28)	[1]
Cash flow hedges	(111)	122	[1]	(29)	[1]
Remeasurement of defined benefit pension plans	137	226	[1]	(510)	[1]
Currency retranslation gains/(losses)	(2,239)	1,113	[1]	(1,316)	[1]
Other comprehensive income	€ (2,227)	€ 1,521	[1]	€ (1,883)	[1]

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).